Interest Income and Expense - Details of Interest Income from Financial Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 38	$ 39	$ 30	$ 108	$ 93
Insurance finance expense	$ 8	$ 8	$ 8	$ 24	$ 25